Company financial information - Distributions paid and received and commitments and contingencies (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)
Distributions paid and received
Dividend paid to shareholders | $		$ 132		$ 132		$ 165
Ardagh Group S.A.
Distributions paid and received
Dividend received from subsidiary	€ 89		€ 110		€ 150
Dividend paid to shareholders	118		112		€ 148		€ 148
Commitments and contingencies
Commitments and contingencies	€ 0		€ 0